Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial instruments
Schedule of Contingent consideration

	2023			2022
	Diabetes
	alliance	Other	Total	Total
	$m	$m	$m	$m
At 1 January	2,124	98	2,222	2,865
Additions through business combinations	-	60	60	-
Settlements	(395)	(3)	(398)	(367)
Disposals	-	-	-	(121)
Revaluations	229	(27)	202	293
Discount unwind	62	4	66	85
At 30 June	2,020	132	2,152	2,755